CRC Transferred to the Paran? State Government (Details Narrative) - BRL (R$)	Dec. 31, 2021	Aug. 10, 2021	Dec. 31, 2020
Crc Transferred To Paran State Government
Debt balance paid	R$ 3,678,444,000	R$ 1,431,200	R$ 3,188,531,000